ADDITIONAL INFORMATION - SCHEDULE 1	12 Months Ended
Apr. 25, 2015
ADDITIONAL INFORMATION - SCHEDULE 1

ADDITIONAL INFORMATION - SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2013	2014
ASSETS
Current assets:
Cash and cash equivalents	$1	$—
Amounts due from subsidiaries	107,060	107,023

Total current assets	107,061	107,023

Investment in subsidiaries	208,855	188,652

TOTAL ASSETS	$315,916	$295,675

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$1,837	$2,047

Total current liabilities	$1,837	$2,047

Equity:
Ordinary shares ($0.00002 par value;
50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	16	16
Additional paid-in capital	144,083	144,836
Accumulated other comprehensive income	55,841	48,068
Retained earnings	114,139	100,708

Total equity	314,079	293,628

TOTAL LIABILITIES AND EQUITY	$315,916	$295,675

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars, except share and per share data)

	Years ended December 31,
	2012	2013	2014
Net revenues	$—	$—	$—

Operating expenses:
General and administrative (including share-based compensation expenses $617, $633 and $382 for the years ended December 31, 2012, 2013 and 2014, respectively)	(655)	(671)	(420)
Selling and marketing (including share-based compensation expenses $198, $220 and $133 for the years ended December 31, 2012, 2013 and 2014, respectively)	(198)	(220)	(133)
Research and development(including share-based compensation expenses $355, $393 and $238 for the years ended December 31, 2012, 2013 and 2014, respectively)	(355)	(393)	(238)

Total operating expenses	(1,208)	(1,284)	(791)

Other operating income	124	—	—

Loss from operations	(1,084)	(1,284)	(791)
Equity in loss of subsidiaries	(2,060)	(1,036)	(12,430)
Change in fair value of the Put Option	(150)	(150)	(210)

Loss before income taxes	(3,294)	(2,470)	(13,431)
Income taxes	—	—	—

Net loss	$(3,294)	$(2,470)	$(13,431)

Other comprehensive income, net of tax
Foreign currency translation adjustment	3,225	9,019	(7,773)

Comprehensive (loss) income	$(69)	$6,549	$(21,204)

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Ordinary shares		Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Number	Amount
Balance at January 1, 2012	794,003,193	16	141,667	43,597	119,903	305,183
Foreign currency translation adjustments	—	—	—	3,225	—	3,225
Share-based compensation	—	—	1,170	—	—	1,170
Net loss	—	—	—	—	(3,294)	(3,294)

Balance at December 31, 2012	794,003,193	16	142,837	46,822	116,609	306,284
Foreign currency translation adjustments	—	—	—	9,019	—	9,019
Share-based compensation	—	—	1,246	—	—	1,246
Net loss	—	—	—	—	(2,470)	(2,470)

Balance at December 31, 2013	794,003,193	$16	$144,083	$55,841	$114,139	$314,079
Foreign currency translation adjustments	—	—	—	(7,773)	—	(7,773)
Share-based compensation	—	—	753	—	—	753
Net loss	—	—	—	—	(13,431)	(13,431)

Balance at December 31, 2014	794,003,193	$16	$144,836	$48,068	$100,708	$293,628

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, except share and per share data)

	Years ended December 31,
	2012	2013	2014
Operating activities:
Net income loss	$(3,294)	$(2,470)	$(13,431)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1,170	1,246	753
Change in fair value of the Put Option	150	150	210
loss on investment in subsidiaries and VIE	2,060	1,036	12,430
Change in operating assets and liabilities:
Amounts due from subsidiaries	(321)	38	37
Accrued expenses and other current liabilities	134	—	—

Net cash used in operating activities	(101)	—	(1)

Net decrease in cash and cash equivalents	(101)	—	(1)
Cash and cash equivalents at the beginning of the year	102	1	1

Cash and cash equivalents at the end of the year	$1	$1	$—

NOTES TO THE CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(In thousands of U.S. dollars, except share and per share data)

1.	BASIS FOR PREPARATION

The Condensed Financial Information of the Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiaries and variable interest entity.

Comprehensive income includes net income and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries and its variable interest entity are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and variable interest entity are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and variable interest entity is reported as earnings from subsidiaries and variable interest entity in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.